Fee Revenue - Schedule of Disaggregation of Fee Revenue by Industry (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 2,938,641	$ 2,761,086	$ 2,795,505
Fee Revenue
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 2,907,469	$ 2,730,088	$ 2,762,671
Fee revenue, percentage	100.00%	100.00%	100.00%
Industrial
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 910,507	$ 814,619	$ 813,919
Fee revenue, percentage	31.30%	29.90%	29.50%
Financial Services
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 547,351	$ 516,742	$ 491,761
Fee revenue, percentage	18.80%	18.90%	17.80%
Life Sciences/Healthcare
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 485,878	$ 475,779	$ 485,321
Fee revenue, percentage	16.70%	17.40%	17.60%
Technology
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 432,549	$ 396,027	$ 404,569
Fee revenue, percentage	14.90%	14.50%	14.60%
Consumer Goods
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 348,360	$ 349,196	$ 382,175
Fee revenue, percentage	12.00%	12.80%	13.80%
Education/Non–Profit/General
Disaggregation Of Revenue [Line Items]
Fee revenue	$ 182,824	$ 177,725	$ 184,926
Fee revenue, percentage	6.30%	6.50%	6.70%